Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Retail Receivables, Finance Lease Receivables and Wholesale and Other Dealer Loan Receivables Portfolio Segments) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 154,281
Allowance for credit losses at end of year	159,212	¥ 154,281
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	98,853	109,316	¥ 89,439
Provision for credit losses, net of reversal	67,433	65,677	70,129
Charge-offs	(78,114)	(83,116)	(71,403)
Recoveries	18,282	18,999	15,008
Other	(2,100)	(12,023)	6,143
Allowance for credit losses at end of year	104,354	98,853	109,316
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	24,600	29,303	30,585
Provision for credit losses, net of reversal	1,657	1,742	(858)
Charge-offs	(2,007)	(3,833)	(2,568)
Recoveries	194	380	497
Other	(482)	(2,992)	1,647
Allowance for credit losses at end of year	23,962	24,600	29,303
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	30,828	30,053	26,358
Provision for credit losses, net of reversal	854	4,962	2,531
Charge-offs	(324)	(667)	(603)
Recoveries	160	230	78
Other	(622)	(3,750)	1,689
Allowance for credit losses at end of year	¥ 30,896	¥ 30,828	¥ 30,053